Income Taxes - Additional Information (Detail) - PHP (₱) ₱ in Millions			12 Months Ended			36 Months Ended
	Jul. 01, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2023
Disclosure Of Other Income Expense [Line Items]
Excess MCIT deducted against RCIT			₱ 1,426	₱ 206	₱ 488
Consolidated unrecognized deferred income tax assets			1,940	2,294
Total excess MCIT			23
Expired portion of excess MCIT			1	10	1
Total NOLCO claimed as deduction against future taxable income			1,670
Deduction against taxable income			2,109	9,530	1,094
Expired portion of excess NOLCO			1,170	973	1,272
Expiration amount of NOLCO incurred after five years			₱ 188
Applicable tax rate			30.00%
Net taxable income			₱ 9,906	9,701	₱ 6,845
Bottom of range [member] | CREATE Bill [Member]
Disclosure Of Other Income Expense [Line Items]
Lower MCIT rate						1.00%
Top of range [member] | CREATE Bill [Member]
Disclosure Of Other Income Expense [Line Items]
Lower MCIT rate						2.00%
Domestic and Foreign Corporations [Member]
Disclosure Of Other Income Expense [Line Items]
Applicable tax rate	25.00%	30.00%
Small and Medium Domestic Corporations [Member]
Disclosure Of Other Income Expense [Line Items]
Lower income tax rate			20.00%
Net taxable income			₱ 5
Small and Medium Domestic Corporations [Member] | Bottom of range [member]
Disclosure Of Other Income Expense [Line Items]
Net taxable income for assets excluding land			100
DMPI and ePLDT [Member]
Disclosure Of Other Income Expense [Line Items]
Consolidated unrecognized deferred income tax assets			209	₱ 1,988
VIH [Member]
Disclosure Of Other Income Expense [Line Items]
Unrecognized deferred income tax liability			₱ 234
Subic Tel and Clark Tel [Member]
Disclosure Of Other Income Expense [Line Items]
Special income tax rate as percentage of gross sales			5.00%